Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements and accompanying notes have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and with the instructions to Form
10-Q
and Article 10 of Regulation
S-X.
Accordingly, certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been omitted pursuant to such regulations. These financial statements have been prepared on a basis consistent with the accounting principles applied for the fiscal year ended December 31, 2020 as presented in the Company’s Registration Statement on Form
S-1,
as amended, filed with the SEC. In the opinion of management, all adjustments (consisting of all normal and recurring adjustments) considered necessary for a fair presentation have been included. These condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes thereto as of December 31, 2020.
The condensed consolidated
financial statements include the accounts of the Company, our subsidiaries, and three immaterial variable interest entities in which we are the primary beneficiary. All intercompany transactions have been eliminated in consolidation. Noncontrolling interest is presented within the equity section of the condensed consolidated balance sheets.
We have no
components of other comprehensive income (loss), and accordingly, comprehensive income (loss) is the same as the net income (loss) for all periods presented.

Basis of Presentation
The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. The consolidated financial statements include the accounts of the Company, our subsidiaries, and two immaterial variable interest entities in which we are the primary beneficiary. All intercompany transactions have been eliminated in consolidation.
We have no components of other comprehensive income (loss), and accordingly, comprehensive income (loss) is the same as the net loss for all periods presented.

Use of Estimates
Use of Estimates
The preparation
of the condensed consolidated financial statements requires management to make estimates and judgments that affect the amounts reported in the condensed consolidated financial statements. Our significant estimates include, but are not limited to, the determination of medical expenses payable; the impact of risk adjustment provisions related to our Medicare contracts; collectability of receivables; right of use (“ROU”) assets and lease liabilities valuation; valuation of related impairment recognition of long-lived assets, including goodwill and intangible assets; equity-based compensation expense; and contingent liabilities. Estimates and judgments are based upon historical information and on various other assumptions that are believed to be reasonable under the circumstances. Actual results could differ materially from those estimates and the impact of any change in estimates is included in earnings in the period in which the estimate is adjusted.

Use of Estimates
The preparation of the consolidated financial statements requires management to make estimates and judgments that affect the amounts reported in the consolidated financial statements. Our significant estimates include, but are not limited to, the determination of medical expenses payable; the impact of risk adjustment provisions related to our Medicare contracts; collectability of receivables; right of use assets (“ROU”) and lease liabilities valuation; valuation of related impairment recognition of long-lived assets, including goodwill and intangible assets; equity-based compensation expense; and contingent liabilities. Estimates and judgments are based upon historical information and on various other assumptions that are believed to be reasonable under the circumstances. Actual results could differ materially from those estimates and the impact of any change in estimates is included in earnings in the period in which the estimate is adjusted.

Segments
Segments
We have determined that our chief executive officer is the chief operating decision maker (“CODM”) who regularly reviews financial operating results on a consolidated basis for purposes of allocating resources and evaluating financial performance. We operate and manage the business as one
reporting and one operating segment, which is to provide healthcare services to our seniors. Factors used in determining the reportable segment include the nature of operating activities, our organizational and reporting structure, and the type of information reviewed by the CODM to allocate resources and evaluate financial performance. All of our assets are located in the United States.

Segments
We have determined that our chief executive officer is the chief operating decision maker (“CODM”). We operate and manage the business as one reporting and one operating segment, which is referred to as the
Medicare Advantage segment. Factors used in determining the reportable segment include the nature of operating activities, our organizational and reporting structure, and the type of information reviewed by the CODM to allocate resources and evaluate financial performance. All of our assets are located in the United States.

Fair Value Measurements
Fair Value Measurements
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Our current assets and current liabilities approximate fair value because of the short-term nature of these financial instruments. Financial instruments measured at fair value on a recurring basis were based upon a three-tier hierarchy as follows:
Level 1
—Quoted prices in active markets for identical assets or liabilities
Level 2
—Other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability
Level 3
—Unobservable inputs that reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date
The fair value of cash was determined based on Level 1 inputs. The fair value of deposits of US
Treasury bills, bond, and certificate of deposits, which were included in other assets in the condensed consolidated balance sheets, was determined based on Level 2 inputs. There were no assets or liabilities measured at fair value using Level 3 inputs for the three and nine months ended September 30, 2021 and 2020. Our long-term debt was reported at carrying value.

Fair Value Measurements
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Our current assets and current liabilities approximate fair value because of the short-term nature of these financial instruments. Financial instruments measured at fair value on a recurring basis were based upon a three-tier hierarchy as follows:
Level 1
—Quoted prices in active markets for identical assets or liabilities
Level 2
—Other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability
Level 3
—Unobservable inputs that reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date
The fair value of cash was determined based on Level 1 inputs. The fair value of deposits of US Treasury bills and certificate of deposits, which were included in restricted and other assets in the consolidated balance sheets, was determined based on Level 2 inputs. There were no assets or liabilities measured at fair value using Level 3 inputs for the years ended December 31, 2020 and 2019. Our long-term debt was reported at carrying value.
Revenue and Accounts Receivable
Earned premium revenue consisted of premium revenue and capitation revenue as of December 31, 2020 and 2019:

	2020	2019
Premium	$873,058	$629,404
Capitation	82,335	124,569

	$955,393	$753,973

Premium revenue is derived monthly from the federal government based on our contract with the Centers for Medicare and Medicaid Services (“CMS”). In accordance with this arrangement, we assume the responsibility for the outcomes and the economic risk of funding our members’ health care, supplemental benefits and related administration costs. We recognize premium revenue in the month that members are entitled to receive health care services, and premiums collected in advance are deferred. The monthly reimbursement includes a fixed payment per member month (“PMPM”), which is adjusted based on certain risk factors derived from medical diagnoses for our members. The adjustments are estimated by projecting the ultimate annual premium and are recognized ratably during the year, with adjustments each period to reflect changes in the estimated ultimate premium. Premiums are also recorded net of estimated uncollectible amounts and retroactive membership adjustments.
Capitation revenue consists primarily of capitated fees for medical care services provided by us under arrangements with our Third-Party Payors. Under those arrangements, we receive a PMPM payment for a defined member population, and we are responsible for providing health care services to the member population over the contract period. We are solely responsible for the cost of health care services related to the member population and in some cases, providing supplemental benefits provided by us to the members. We act as a principal in arranging for and controlling the services provided by our provider network and we are at risk for arranging and providing health care services. Capitation revenue is recognized in the month that members are entitled to receive health care services and capitation revenue collected in advance is deferred.
The premium and capitation payments we receive monthly from CMS for our members are determined from our annual bid or similarly from Third-Party Payors under our capitation arrangement. These payments represent revenues for providing health care coverage, including Medicare Part D benefits. Under the Medicare Part D program, our members and the members of our Third-Party Payors receive standard drug benefits. We may also provide enhanced benefits at our own expense. We recognize premium or capitation revenue for providing this insurance coverage in the month that members are entitled to receive health care services. Our CMS payment related to Medicare Part D is subject to risk sharing through the Medicare Part D risk corridor provisions.

Revenue and Accounts Receivable
Revenue and Accounts Receivable
Earned premium revenue consisted of premium revenue and capitation revenue for the three and nine months ended September 30, 2021 and 2020 were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Premium	$278,753	$224,292	$836,901	$651,650
Capitation	14,522	21,199	32,113	62,063

	$293,275	$245,491	$869,014	$713,713

Premium revenue is derived mo
nth
ly from the federal government based on our contract with the Centers for M edi
care and Medicaid Services (“CMS”). In accordance with this arrangement, we assume the responsibility for the outcomes and the economic risk of funding our members’ health care, supplemental benefits and related administration costs. We recognize premium revenue in the month that members are entitled to receive health care services, and premiums collected in advance are deferred. The monthly reimbursement includes a fixed payment per member month (“PMPM”), which is adjusted based on certain risk factors derived from medical diagnoses for our members. The adjustments are estimated by projecting the ultimate annual premium and are recognized ratably during the year, with adjustments each period to reflect changes in the estimated ultimate premium. Premiums are also recorded net of estimated uncollectible amounts and retroactive membership adjustments.
Capitation revenue consists primarily of capitated fees for medical care services provided by us under arrangements with our Third-Party Payors and from CMS related to our Direct Contracting Entities (“DCE”).
Under those arrangements with Third-Party Payors, we receive a PMPM payment for a defined member population, and we are responsible for providing health care services to the member population over the contract period. We are solely responsible for the cost of health care services related to the member population and in some cases, we are financially responsible for the supplemental benefits provided by us to the members. We act as a principal in arranging for and controlling the services provided by our provider network and we are at risk for arranging and providing health care services.
The premium and capitation payments we receive monthly from CMS for our members are determined from our annual bid or similarly from Third-Party Payors under our capitation arrangement. These payments represent revenues for providing health care coverage, including
Medicare
Part D benefits. Under the Medicare Part D program, our members and the members of our Third-Party Payors receive standard drug benefits. We may also provide enhanced benefits at our own expense. We recognize premium or capitation revenue for providing this insurance coverage in the month that members are entitled to receive health care services and any premium or capitation collected in advance is deferred. Our CMS payment related to Medicare Part D is subject to risk sharing through the Medicare Part D risk corridor provisions.
On April 1, 2021, we

launched two DCEs that participate in the CMS Innovation’s Direct Contracting Model. CMS serves as the claim adjudicator for institutional and specialists care, and directly pays for such fee for service claims. The DCEs are responsible for the cost of health care services related to the patient population attributed to the DCE by participating in 100% savings/losses via the risk share model and in some cases, are financially responsible for the supplemental benefits provided to the patients. The DCEs act as a principal in arranging for and controlling services provided directly by its contracts with primary care physicians, as well as services provided by preferred institutional care providers and specialists. Capitation payments for the DCE program are determined from an annual benchmark established by CMS. These payments, that are adjusted for variable considerations, represent revenue for providing health care service, including primary care as well as institutional and specialist care.
The DCEs recognize capitation revenue for providing these services in the period in which the performance obligations are satisfied by transferring services to the members. Revenue recognized by the DCEs for the three and nine months ended
September 30, 2021 was $11,948 and
 $25,400
, respectively.

Revenue Adjustments
Revenue Adjustments
Payments by CMS to health plans are determined via a competitive bidding process with CMS and are based upon the cost of care in a local market and the average utilization of services by the member enrolled. These payments are subject to periodic adjustments under CMS’ “risk adjustment model,” which compensates health plans based on the health severity and certain demographic factors of each individual member. Members diagnosed with certain conditions are paid at a higher monthly payment than members who are healthier. Under this risk adjustment model, CMS calculates the risk adjustment payment using diagnosis data from hospital inpatient, hospital outpatient, and physician treatment settings. The Company and health care providers collect, capture, and submit the necessary and available diagnosis data to CMS within prescribed deadlines. Both premium and capitation revenues (including Medicare Part D) are subject to adjustments under the risk adjustment model.
Throughout the year
, we estimate risk adjustment payments based upon the diagnosis data submitted and expected to be submitted to CMS. Those estimated risk adjustment payments are recorded as an adjustment to premium and capitation revenue. Our risk adjustment data is also subject to review by the government, including audit by regulators.
Our recognized premium revenue for our Medicare Advantage Plans in California, North Carolina and Nevada are each subject to a minimum annual medical loss ratio (“MLR”) of 85%. The MLR represents medical costs as a percentage of premium revenue. The Code of Federal Regulations define what constitutes medical costs and premium revenue, including certain additional expenses related to improving the quality of care provided, and to exclude certain taxes and fees, in each case as permitted or required by CMS and applicable regulatory requirements. If the minimum MLR is not met, we are required to remit a portion of the premiums back to the federal government. The amount remitted, if any, is recognized as an adjustment to premium revenues in the condensed consolidated statements of operations. There were no amounts payable for the MLR as of September 30, 2021 and December 31, 2020, respectively.
Medicare Part D payments are also subject to a federal risk corridor program, which limits a health plan’s overall losses or profit if actual spending for basic Medicare Part D benefits is much higher or lower than what was anticipated. Risk corridor is recorded within premium revenue. The risk corridor provisions compare costs targeted in our bids or Third-Party Payors’ bids to actual prescription drug costs, limited to actual costs that would have been incurred under the standard coverage as defined by CMS. Variances exceeding certain thresholds may result in CMS or Third-Party Payors making additional payments to us or require us to refund a portion of the premiums we received. We estimate and recognize an adjustment to premiums revenue related to these provisions based upon pharmacy claims experience. We record a receivable or payable at the contract level and classify the amount as current or long-term in our condensed consolidated balance sheet based on the timing of expected settlement.
Variable consideration estimates related to DCE contract revenue are based on the most likely outcome method and that a significant reversal in the amount of cumulative revenue recognized would not occur.
Receivables, including risk adjusted premium due from the government or through Third-Party Payors, pharmacy rebates, and other receivables, are shown net of allowances for credit losses and retroactive membership adjustments.

Revenue Adjustments
Payments by CMS to health plans are determined via a competitive bidding process with CMS and are based upon the cost of care in a local market and the average utilization of services by the member enrolled. These payments are subject to periodic adjustments under CMS’ “risk adjustment model,” which compensates health plans based on the health severity and certain demographic factors of each individual member. Members diagnosed with certain conditions are paid at a higher monthly payment than members who are healthier. Under this risk adjustment model, CMS calculates the risk adjustment payment using diagnosis data from hospital inpatient, hospital outpatient, and physician treatment settings. The Company and health care providers collect, capture, and submit the necessary and available diagnosis data to CMS within prescribed deadlines. Both premium and capitation revenues (including Medicare Part D) are subject to adjustments under the risk adjustment model.
Throughout the year, we estimate risk adjustment payments based upon the diagnosis data submitted and expected to be submitted to CMS. Those estimated risk adjustment payments are recorded as an adjustment to premium and capitation revenue. Our risk adjustment data is also subject to review by the government, including audit by regulators.
Our recognized premium revenue for our Medicare Advantage Plan in California is subject to a minimum annual medical loss ratio (“MLR”) of 85%. The MLR represents medical costs as a percentage of premium revenue. The Code of Federal Regulations define what constitutes medical costs and premium revenue, including certain additional expenses related to improving the quality of care provided, and to exclude certain taxes and fees, in each case as permitted or required by CMS and applicable regulatory requirements. If the minimum MLR is not met, we are required to remit a portion of the premiums back to the federal government. The amount remitted, if any, is recognized as an adjustment to premium revenues in the consolidated statement of operations. There were no amounts payable for the MLR as of December 31, 2020 and 2019, respectively.
Medicare Part D payments are also subject to a federal risk corridor program, which limits a health plan’s overall losses or profit if actual spending for basic Medicare Part D benefits is much higher or lower than what was anticipated. Risk corridor is recorded within premium revenue. The risk corridor provisions compare costs targeted in our bids or Third-Party Payors’ bids to actual prescription drug costs, limited to actual costs that would have been incurred under the standard coverage as defined by CMS. Variances exceeding certain thresholds may result in CMS or Third-Party Payors making additional payments to us or require us to refund a portion of the premiums we received. We estimate and recognize an adjustment to premiums revenue related to these provisions based upon pharmacy claims experience. We record a receivable or payable at the contract level and classify the amount as current or long-term in our consolidated balance sheet based on the timing of expected settlement.
Receivables, including risk adjusted premium due from the government or through Third-Party Payors, pharmacy rebates, and other receivables, are shown net of allowances for credit losses and retroactive membership adjustments.

Cash
Cash
Cash includes currency on hand with banks and financial institutions. We consider short-term investments with an original maturity of three months or less at the date of purchase to be cash equivalents. Carrying value approximates fair value due to the short-term maturity of the investments.
There were no cash equivalents as of December 31, 2020 and 2019.

Restricted and Other Long-Term Assets
Restricted and Other Long-Term Assets
Restricted assets are required to be maintained at a financial institution within certain states. Due to the nature of the state’s requirements, these assets are classified as noncurrent assets regardless of the contractual maturity date.
Restricted assets are composed of restricted cash and investments in US Treasury bills and certificate of deposits that are held to maturity. The US Treasury bills are reported at amortized costs. Premiums and discounts, if any, are amortized or accreted as interest expense or income over the life of the related asset using the effective interest method.
We paid a security deposit to one of our Third-Party Payors. As of December 31, 2020 and 2019, the balance of the security deposit was $0 and $2,758, respectively and was included in restricted and other assets in the consolidated balance sheet. The security deposit was repaid to us in full in 2020.

Property and Equipment—Net
Property and Equipment—Net
Depreciation expense is computed using the straight-line method generally based on the following estimated useful lives:

Description	Estimated Service Lives (years)
Computer and equipment	5
Office equipment and furniture	5-7
Software	3-5
Leasehold improvements	15 (or lease term, if shorter)
Depreciation expense related to property and equipment used to service our members or at our clinics are included within medical expenses in the condensed consolidated statements of operations.

Property and Equipment—Net
Property and equipment are carried at cost, net of accumulated depreciation. Expenditures for repairs and maintenance that do not improve or extend the life of the assets are expensed when incurred. Costs and the related accumulated depreciation are removed when property and equipment are sold or otherwise disposed of, and any resulting gains or losses are reflected in the consolidated statement of operations.
Software development activities typically consist of three phases: (1) planning, (2) application and infrastructure development, and (3) postimplementation. Costs incurred in the planning and postimplementation phases, including post-configuration training and repairs and maintenance, are expensed as incurred. Costs incurred in the application and infrastructure development phases, including significant enhancements and upgrades, are capitalized once the planning phase is completed and management authorizes the project to commence. Those costs include, but are not limited to, salaries and benefit expenses for employees who are directly associated with the development projects and outside contractor expenses. Software development costs that do not qualify for capitalization are expensed as incurred.
Depreciation expense is computed using the straight-line method generally based on the following estimated useful lives (in years):

Description	Estimated Service Lives
Computers and equipment	5
Office equipment and furniture	5–7
Software	3–5
Leasehold improvements	15 (or lease term, if shorter)
Depreciation expenses related to property and equipment used to service our members or at our clinics are included within medical expenses on the consolidated statement of operations.

Leases
Leases
We determine if an arrangement is a lease at inception and evaluate each lease arrangement to determine whether the lease is an operating or financing leases. ROU assets and lease liabilities are recognized at commencement date based on the present value of the future minimum lease payments over the lease term. ROU assets includes upfront payments, if any, and excludes lease incentives. The lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option.
We utilize our incremental borrowing rate to determine the present value of the lease payments if an interest rate is not implicit in the lease. Expenses for our operating and finance leases are recognized on a straight- line basis over the lease term and are recorded as selling, general and administrative expenses for operating leases and as depreciation and interest expense for finance leases.
We elected practical expedients permitted under the transition guidance, which allowed the carryforward of historical lease classification, assessment on whether a contract was or contains a lease and allowed for a cumulative-effect adjustment as of January 1, 2020 and did not restate previously reported results in the comparative periods. We also elected to account for lease and non-lease
components as a single lease component. Leases with an initial term of 12 months are not included within the ROU assets and lease liabilities and the associated lease payments are recognized in the consolidated statements of income on a straight-line basis over the lease term. Operating leases are included in ROU assets and lease liabilities are included in accounts payable and accrued expenses and long-term portion of lease liabilities on the consolidated balance sheets.

Goodwill and Intangible Assets
Goodwill and Intangible Assets
Intangible assets are classified into three categories: (1) goodwill, (2) indefinite-lived intangible assets, and (3) definite-lived intangible assets.
Goodwill and indefinite-lived intangible assets are not amortized. For definite-lived intangible assets, we determine the useful lives of intangible assets after considering each asset’s specific facts and circumstances. Intangible assets that are determined to have definite lives are amortized on a straight-line basis over their useful lives.

Impairment
Impairment
Goodwill and indefinite-lived assets are tested for impairment on an annual basis and more frequently if indicators of impairment are present. Impairment tests are performed, at a minimum, in the fourth quarter of each year supported by our long-range business plan and annual planning process.
When testing goodwill for impairment, we first perform a qualitative assessment. If the qualitative assessment indicates that it is more likely than not that the carrying value of a reporting unit exceeds the estimated fair value, then a quantitative assessment is performed. We may elect to bypass the qualitative assessment and proceed directly to the quantitative assessment.
If the quantitative test is needed, we determine an appropriate valuation technique to estimate the fair value of the reporting unit as of the testing date. We utilize the income approach and the market approach to assess the most appropriate fair value for the reporting unit. Changes in economic and operating conditions impacting assumptions used in our analyses could result in goodwill impairment in future periods.
When testing indefinite-lived intangible assets other than goodwill for impairment, we first perform a qualitative analysis to determine whether it is more likely than not that an asset has been impaired. If it is more likely than not that an asset has been impaired, an impairment is evaluated by comparing the estimated fair value of the asset to its carrying value. An impairment charge is recognized if the asset’s estimated fair value is less than its carrying value.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
Long-lived assets consist of property and equipment and other finite-lived intangible assets. These assets are depreciated or amortized over their estimated useful life and are subject to impairment reviews. We periodically review long-lived assets whenever adverse events or changes in circumstances indicate the carrying value of the asset may not be recoverable.
We review these assets for impairment by comparing the sum of the expected future cash flows (undiscounted and without interest charges) to the carry value. If the sum of the estimated undiscounted future cash flows is less than the carrying value, an impairment determination is required. The amount of impairment is calculated by subtracting the fair value of the asset from the carrying value. An impairment charge, if any, is recognized within earnings from operations.

Medical Expenses and Medical Expense Payable
Medical Expenses and Medical Expenses Payable
Medical expenses include claim payments, capitation payments, pharmacy costs net of rebates, allocations of certain centralized expenses, internal care delivery expenses and various other costs incurred to provide health insurance coverage and care to members, as well as estimates of future payments to hospitals and others for medical care and other supplemental benefits provided.
We have contracts with a network of hospitals, physicians, and other providers and compensate those providers and ancillary organizations based on contractual arrangements or CMS Medicare compensation guidelines. We pay these contracting providers either through fee-for-service
arrangement in which the provider is paid negotiated rates for specific services provided or a capitation payment, which represent monthly contractual fees disbursed for each member regardless of medical services provided to the member. We are responsible for the entirety of the cost of health care services related to the member population, in addition to supplemental benefits provided by us to our seniors. We also record claims expenses related to our institutional and specialist care related to our DCE program with CMS as we act as the principal in the transaction.
Capitation-related expenses are recorded on an accrual basis during the coverage period. Expenses related to fee-for-service
contracts are recorded in the period in which the related services are dispensed.
Pharmacy costs represent payments for members’ prescription drug benefits, net of rebates from drug manufacturers. Receivables for such pharmacy rebates are included in accounts receivable in the condensed consolidated balance sheet.

Medical Expenses and Medical Expense Payable
Medical expense includes claim payments, capitation payments, pharmacy costs net of rebates, allocations of certain centralized expenses, internal care delivery expenses and various other costs incurred to provide health insurance coverage to members, as well as estimates of future payments to hospitals and others for medical care and other supplemental benefits provided.
We have contracts with a network of hospitals, physicians, and other providers and compensates those providers and ancillary organizations based on contractual arrangements or CMS Medicare compensation guidelines. We pay these contracting providers either through fee-for-service
arrangement in which the provider is paid negotiated rates for specific services provided or a capitation payment, which represent monthly contractual fees disbursed for each member regardless of medical services provided to the member. We are responsible for the entirety of the cost of health care services related to the member population, in addition to supplemental benefits provided by us to our seniors.
Capitation-related expenses are recorded on an accrual basis during the coverage period. Expenses related to fee-for-service
contracts are recorded in the period in which the related services are dispensed.
Pharmacy costs represent payments for members’ prescription drug benefits, net of rebates from drug manufacturers. Receivables for such pharmacy rebates are included in accounts receivable in the consolidated balance sheet.

Medical Expenses Payable
Medical Expenses Payable
Medical expenses payable includes estimates of our obligations for medical care services that have been rendered on behalf of our members and the members of the Third-Party Payors, but for which claims have either not yet been received or processed, loss adjustment expense reserve for the expected costs of settling these claims, and for liabilities related to physician, hospital, and other medical cost disputes.
We develop estimates for medical expenses incurred but not yet paid (“IBNP”) using an actuarial process that is consistently applied and centrally controlled. Medical expenses payable includes claims reported but not yet paid, estimates for claims incurred but not reported, and estimates for the costs necessary to process unpaid claims at the end of each period. We estimate our medical claims liability using actuarial methods that are commonly used by health insurance actuaries and meet Actuarial Standards of Practice. These actuarial methods consider factors, such as historical data for payment patterns, cost trends, product mix, seasonality, utilization of health care services, and other relevant factors. Each period, we re-examine
previously established medical expense payable estimates based on actual claim submissions and other changes in facts and circumstances. As the medical expenses payable estimates recorded in prior periods develop, we adjust the amount of the estimates and include the changes in estimates in medical expenses in the period in which the change is identified.
Actuarial Standards of Practice generally require that the medical claims liability estimates be adequate to cover obligations under moderately adverse conditions. Moderately adverse conditions are situations in which the actual claims are expected to be higher than the otherwise estimated value of such claims at the time of estimate. In many situations, the claims amount ultimately settled will be different than the estimate that satisfies the Actuarial Standards of Practice. We include in our IBNP an estimate for medical claims liability under moderately adverse conditions, which represents the risk of adverse deviation of the estimates in our actuarial method of reserving. We believe that medical expenses payable is adequate to cover future claims payments required. However, such estimates are based on knowledge of current events and anticipated future events. Therefore, the actual liability could differ materially from the amounts provided.
We reassess the profitability of contracts for providing coverage to members when current operating results or forecasts indicate probable future losses. A premium deficiency reserve is established in current operations to the extent that the sum of expected future costs, claim adjustment expenses, and maintenance costs exceed related future premiums under contracts without consideration of investment income. For purposes of determining premium deficiencies, contracts are grouped in a manner consistent with the method of acquiring, servicing, and measuring the profitability of such contracts. Losses recognized as a premium deficiency result in a beneficial effect in subsequent periods as operating losses under these contracts are charged to the liability previously established.

Medical Expenses Payable
Medical expenses payable includes estimates of our obligations for medical care services that have been rendered on behalf of our members and the members of the Third-Party Payors, but for which claims have either not yet been received or processed, loss adjustment expense reserve for the expected costs of settling these claims, and for liabilities related to physician, hospital, and other medical cost disputes.
We develop estimates for medical expenses incurred but not yet paid (“IBNP”) using an actuarial process that is consistently applied and centrally controlled. Medical expenses payable includes claims reported but not yet paid, estimates for claims incurred but not reported, and estimates for the costs necessary to process unpaid claims at the end of each period. We estimate our medical claims liability using actuarial methods that are commonly used by health insurance actuaries and meet Actuarial Standards of Practice. These actuarial methods consider factors, such as historical data for payment patterns, cost trends, product mix, seasonality, utilization of health care services, and other relevant factors. Each period, we re-examine
previously established medical expense payable estimates based on actual claim submissions and other changes in facts and circumstances. As the medical expenses payable estimates recorded in prior periods develop, we adjust the amount of the estimates and include the changes in estimates in medical expenses in the period in which the change is identified.
Actuarial Standards of Practice generally require that the medical claims liability estimates be adequate to cover obligations under moderately adverse conditions. Moderately adverse conditions are situations in which the actual claims are expected to be higher than the otherwise estimated value of such claims at the time of estimate. In many situations, the claims amount ultimately settled will be different than the estimate that satisfies the Actuarial Standards of Practice. We include in our IBNP an estimate for medical claims liability under moderately adverse conditions, which represents the risk of adverse deviation of the estimates in its actuarial method of reserving.
We reassess the profitability of contracts for providing coverage to members when current operating results or forecasts indicate probable future losses. A premium deficiency reserve is established in current operations to the extent that the sum of expected future costs, claim adjustment expenses, and maintenance costs exceed related future premiums under contracts without consideration of investment income. For purposes of determining premium deficiencies, contracts are grouped in a manner consistent with the method of acquiring, servicing, and measuring the profitability of such contracts. Losses recognized as a premium deficiency result in a beneficial effect in subsequent periods as operating losses under these contracts are charged to the liability previously established. We believe that medical expenses payable is adequate to cover future claims payments required. However, such estimates are based on knowledge of current events and anticipated future events. Therefore, the actual liability could differ materially from the amounts provided.

Part D Subsidies
Part D Subsidies
We also receive advance payments each month from CMS related to Catastrophic Reinsurance, Coverage Gap Discount, and the
Low-Income
Member Cost Sharing Subsidy (“Subsidies”). Reinsurance subsidies represent funding from CMS for our portion of prescription drug costs, which exceed the member’s out-of-pocket
threshold or the catastrophic coverage level.
Low-income
cost subsidies represent funding from CMS for all or a portion of the deductible, the coinsurance and co-payment
amounts above the
out-of-pocket
threshold for
low-income
beneficiaries. Additionally, the Health Care Reform Law mandates consumer discounts of 75% on brand-name prescription drugs for Part D plan participants in the coverage gap. The majority of the discounts are funded by the pharmaceutical manufacturers, while we fund a smaller portion and administer the application of the total discount. These Subsidies represent cost reimbursements under the Medicare Part D program and are recorded as deposits.
These Subsidies received in excess of, or less than, actual subsidized benefits paid are refundable to or recoverable from CMS through an annual reconciliation process following the end of the contract year.

Part D Subsidies
We also receive advance payments each month from CMS related to Catastrophic Reinsurance, Coverage Gap Discount, and the
Low-Income
Member Cost Sharing Subsidy (“Subsidies”). Reinsurance subsidies represent funding from CMS for our portion of prescription drug costs, which exceed the member’s out-of-pocket
threshold or the catastrophic coverage level.
Low-income
cost subsidies represent funding from CMS for all or a portion of the deductible, the coinsurance and co-payment
amounts above the
out-of-pocket
threshold for
low-income
beneficiaries. Additionally, the Health Care Reform Law mandates consumer discounts of 75% on brand-name prescription drugs for Part D plan participants in the coverage gap. The majority of the discounts are funded by the pharmaceutical manufacturers, while we fund a smaller portion and administer the application of the total discount. These Subsidies represent cost reimbursements under the Medicare Part D program and are recorded as deposits.
These Subsidies received in excess of, or less than, actual subsidized benefits paid are refundable to or recoverable from CMS through an annual reconciliation process following the end of the contract year.
For 2020, we incurred $70,594 of subsidized benefits which were more than the $59,402 of Subsidies received by $11,192 which was recorded within prepaid expenses and other current assets on the consolidated balance sheets. For 2019, we incurred $48,200 of subsidized benefits which were less than the $51,327 of Subsidies received by $3,127 which was recorded within medical expense payable on the consolidated balance sheets.

Shared Risk Reserve Arrangements
Shared Risk Reserve Arrangements
We established a fund (also referred to as “a pool”) for risk and profit-sharing with various independent physician associations (“IPAs”). The pool enables us and our IPAs to share in the financial responsibility and/or upside associated with providing covered medical expenses to our members. The risk pool is based on a contractually agreed upon medical budget, typically based upon a percentage of revenue. If actual medical expenses are less than the budgeted amount, this results in a surplus. Conversely, if actual medical expenses are greater than the budgeted amount, this results in a deficit. We will distribute the surplus, or a portion thereof, to each IPA based upon contractual terms. Deficits are charged to shared risk providers’ risk pool as per the contractual term and evaluated for collectability at each reporting period.
We record risk-sharing receivables and payables on a gross basis on the condensed consolidated balance sheet. Throughout the year, we evaluate expected losses on risk-sharing receivables and record the resulting expected losses to the reserve. We systematically build and release reserves based on adequacy and its assessment of expected losses on a monthly basis. Credit loss associated with risk share deficit receivables are recorded within medical expense in the condensed consolidated statements of operations. As of September 30, 2021 and December 31, 2020, we recorded a valuation allowance for substantially all of the risk-sharing receivable balance due to collection risk related to the balance. The risk-sharing payable is included within medical expenses payable on the condensed consolidated balance sheet.

Shared Risk Reserve Arrangements
We established a fund (also referred to as “a pool”) for risk and profit-sharing with various independent physician associations (“IPAs”). The pool enables us and our IPAs to share in the financial responsibility and/or upside associated with providing covered medical expenses to our members. The risk pool is based on a contractually agreed upon medical budget, typically based upon a percentage of revenue. If actual medical expenses are less than the budgeted amount, this results in a surplus. Conversely, if actual medical expenses are greater than the budgeted amount, this results in a deficit. We will distribute the surplus, or a portion thereof, to each IPA based upon contractual terms. Deficits are charged to shared risk providers’ risk pool as per the contractual term and evaluated for collectability at each reporting period.
We record risk-sharing receivables and payables on a gross basis on the consolidated balance sheet. Throughout the year, we evaluate expected losses on risk-sharing receivables and record the resulting expected losses to the reserve. We systematically build and release reserves based on adequacy and its assessment of expected losses on a monthly basis. Bad debt associated with risk share deficit receivables are recorded within medical expense in the consolidated statement of operations. As of December 31, 2020 and 2019, we recorded a valuation allowance for the full risk-sharing receivable balance due to collection risks related to the balance. The risk-sharing payable is included within medical expenses payable on the consolidated balance sheet.

Concentrations of Revenue and Credit Risk
Concentrations of Credit Risk
Financial instruments that potentially subject us to concentrations of credit risk consist primarily of cash deposits and restricted investments with financial institutions. Accounts at each financial institution are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to certain limits. At September 30, 2021 and December 31, 2020, there was $
500,436
and $
205,882
, respectively, in excess of FDIC-insured limits.

Concentrations of Revenue and Credit Risk
For the years ended December 31, 2020 and 2019, our source of revenue was 91.0% and 83.2%, respectively, directly from CMS and 8.5% and 16.4%, respectively, indirectly from CMS through our agreement with the Third-Party Payors. Should CMS alter its payment/capitation rates in the future, or should the legislative environment change, this could have an adverse impact on our revenue. Our contract with the Third-Party Payor that terminated in 2020 represented 7.7% of earned premium during the year ended December 31, 2020. Our contract with the Third-Party Payor that terminated in 2019 represented 7.9% of earned premium revenue during the year ended December 31, 2019.
Financial instruments that potentially subject us to concentrations of credit risk consist primarily of cash deposits and restricted investments with financial institutions. Accounts at each financial institution are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to certain limits. At December 31, 2020 and 2019, there was $205,882 and $84,796, respectively in excess of FDIC-insured limits.

Risk and Uncertainties
Risks and Uncertainties
Our profitability depends in large part on its ability to accurately predict and effectively manage medical care costs. We continually review our medical costs in light of underlying claims experience and revised actuarial data. However, factors such as, but not limited to, changes in health care practices, inflation, new technologies, major epidemics, and natural disasters are beyond our control and may have an adverse effect on our ability to accurately predict and effectively manage medical care costs. Costs in excess of those anticipated could have a material adverse effect on our financial condition, results of operations, or cash flows.
We are dependent upon a small number of contracts to support our revenue. The loss of any one of those contracts could have a material adverse effect on our financial position, results of operations, or cash flows. In addition, our ability to arrange medical services to our members is dependent upon are ability to develop and maintain adequate provider networks. Our inability to develop or maintain such networks might, in certain circumstances, have a material adverse effect on our financial position, results of operations, or cash flows.
Our ability to sustain and grow our business is dependent upon a number of factors including, but not limited to, creating efficiencies in our operations, increasing/maintaining our rating in CMS’ “Five-Star Quality Rating System” which is used by CMS to rate the performance of Medicare Advantage and Part D plans, and appropriately documenting our member’s underlying conditions. Our inability to address these factors can lead to increase operational expenditures and impact our per-member
revenue which could have a material adverse effect on our financial position, results of operations, or cash flows.

Industry Tax
Industry Tax
Section 9010 of the Patient Protection and Affordable Care Act imposes an annual, nondeductible insurance industry tax (“Industry Tax”), which is levied proportionately across the insurance industry for risk-based products. The Industry Tax was estimated based on a ratio of our net premiums written compared to the US Health insurance total net premiums. The Industry Tax was $
3,076
and $
9,214
 for the three and nine months ended September 30, 2020, respectively, and was reported as selling, general and administrative expenses. The Industry Tax has been repealed for calendar years beginning after December 31, 2020.

Industry Tax
Section 9010 of the Patient Protection and Affordable Care Act imposes an annual, nondeductible insurance industry tax (“Industry Tax”), which is levied proportionately across the insurance industry for risk-based products. The Industry Tax was estimated based on a ratio of our net premiums written compared to the US Health insurance total net premiums. The Industry Tax was $12,286 and $0 in 2020 and 2019, respectively, and was reported as selling, general and administrative expenses. The Industry Tax has been repealed for calendar years beginning after December 31, 2020.

Income Taxes
Income Taxes
We are a single member limited liability company that made an election to be taxed as a C corporation for income tax purposes and files a consolidated federal income tax return with its subsidiaries.
We account for income taxes using the asset and liability method. Deferred tax assets and liabilities are determined based on temporary differences between the bases used for financial reporting and income tax reporting purposes based on the enacted tax rates and laws that will be in effect at the time such temporary differences are expected to reverse.
The recognition of deferred tax assets requires an assessment to determine the realization of such assets. Realization refers to the incremental benefits achieved through the reductions in future taxes payable or refunds receivable from the deferred tax assets, assuming that the underlying deductible differences and carryforwards are the last items to enter into the determination of future taxable income. We establish a valuation allowance for tax assets when it is more likely than not that they will not be realized, based on all available positive and negative evidence.
We account for uncertainty in income taxes using a
“more-likely-than-not”
recognition threshold. We consider many factors when evaluating and estimating our tax positions and tax benefits, which may require periodic adjustments, and which may not accurately reflect actual outcomes. Interest and penalties related to uncertain tax benefits are recognized as a component of interest expense and income tax expense, respectively, in the consolidated statement of operations.

Member Acquisition Costs
Member Acquisition Costs
Member acquisition costs primarily relate to internal and external broker commission costs. These member acquisition costs related to our health services contract with our members are expensed as incurred and are recorded as selling, general and administrative expenses. These short-term health services contract typically have a one-year
term and may be canceled by the member.

Equity-Based Compensation
Equity-Based Compensation
Equity-based compensation expense is measured and recognized based on the grant date fair value of the awards. The grant date fair value of stock options is estimated using the Black-Scholes option pricing model. The grant date fair value of Restricted Stock Units (“RSUs”) and Restricted Stock Awards (“RSAs”) is estimated based on the fair value of our underlying common stock.
The Black-Scholes option pricing model requires the use of highly subjective assumptions, including the award’s expected term, the fair value of the underlying common stock, the expected volatility of the price of the common stock, risk-free interest rates, and the expected dividend yield of the common stock. The assumptions used to determine the fair value of the stock-based awards are management’s best estimates and involve inherent uncertainties and the application of judgment. The expected term represents the period the stock-based awards are expected to be outstanding. As we do not have sufficient historical experience for determining the expected term of the stock option awards granted, it was on the simplified method available under U.S. GAAP. As we do not have a substantial trading history, volatility assumptions were developed using the historical volatilities of a set of peer companies, adjusted for debt-equity leverage. Equity-based compensation expense for awards with service-based vesting only is recognized on a graded vesting schedule over the requisite service period of the awards, which is generally four years. We account for forfeitures as they occur.
Additionally, prior to the IPO, the Parent had granted its Class B and Class C units to certain of our executives and board members (“Incentive Units”) and had also approved the Company’s Stock Appreciation Rights (“SARs”) Plan. Upon the IPO, SARs were modified and concurrently were, partially settled in cash and partially settled with issuance of common stock, a portion of which is restricted as discussed in Note 10 below.
During March of 2021, we also amended certain of our contracts with third-party business partners and agreed to issue shares of common stock at the IPO price, in consideration for the discharge of certain contingent payment obligations under such agreements (“Stock Payment”) as discussed in Note 10.
Equity-based compensation is recorded within selling, general and administrative expenses, and medical expenses based on the function of the applicable employee and non-employee.

Equity-Based Compensation
We measure equity-based compensation expense for equity awards based upon the fair value of the equity awards as of the grant date. Equity-based compensation expense is recognized on a straight-line basis over the requisite service period of the equity awards. We elected to account for forfeitures as they occur.
The method and assumptions for how fair value is determined for equity awards are described in Note 10. The assumptions are highly subjective and include, but not limited to, the expected term of the equity awards, volatility, and risk-free interest rates.

Noncontrolling interest
Noncontrolling interest
Noncontrolling interest represents the portion of equity ownership in a subsidiary that is not attributable to Alignment Healthcare, Inc. The noncontrolling interest in a subsidiary is initially recognized at estimated fair value on April 1, 2021 and is presented within total equity in the Company’s condensed consolidated balance sheets. There was no net loss attributable to the noncontrolling interest for the three and nine months ended September 30, 2021 as the Company was responsible for 100% of the net loss in the first year of operations of that subsidiary.

Deferred Offering Costs
Deferred Offering Costs
Deferred offering costs consist of legal, accounting and other costs directly attributable to our planned IPO. The deferred offering costs will be offset against the proceeds received upon the completion of the planned IPO. In the event the planned IPO is terminated, all of the deferred offering costs will be expensed. As of December 31, 2020 and 2019, deferred offering costs of $32 and $0, respectively, were recorded within Prepaid Expenses and Other Current Assets on the consolidated balance sheets.

Net Loss per Share
Net Income (Loss) per Share
Net income (loss) per share is calculated based on net income (loss) attributable to Alignment Healthcare, Inc.’s shareholders. The following table sets forth the computation of basic and diluted net income (loss) per share for the three and nine months ended September 30, 2021 and 2020:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Numerator:

Net income (loss) attributable to common stockholders	$(45,816)	$10,846	$(147,452)	$9,139
Denominator:
Total weighted-average common shares outstanding—basic and diluted	187,253,106	164,063,787	180,125,277	160,361,748
Less: Restricted shares of common stock	9,424,234	11,807,832	10,338,735	11,613,834

Total weighted-average common shares outstanding, net of restricted shares of common stock—basic and diluted	177,828,872	152,255,955	169,786,542	148,747,914
Net income (loss) per share:
Net income (loss) per share—basic and diluted	$(0.26)	$0.07	$(0.87)	$0.06
Basic net income (loss) per share is the same as diluted net loss per share for certain periods presented as the inclusion of all potentially dilutive shares would have been anti-dilutive.
In addition to the restricted shares of common stock, we also excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net income (loss) per share as of September 30, 2021 and 2020:

	September 30,
	2021	2020
Stock options	11,165,009	—
Restricted stock units	1,692,512	—

Total	12,857,521	—

Net Loss per Unit
The numerator for basic net loss per unit is calculated as the net loss for the year ended December 31, 2020 and 2019, respectively. The denominator for basic net loss per unit is determined as the weighted-average number of membership units outstanding during the year ended December 31, 2020 and 2019, respectively.
Basic net loss per unit is the same as diluted net loss per unit as the inclusion of all potentially dilutive membership units would have been anti-dilutive.

Pro Forma Net Loss per Share
Pro Forma Net Loss per Share (Unaudited)
We currently operate as a Delaware limited liability company. Prior to the completion of an initial public offering (“IPO”) we plan to convert (the “Conversion”) to a newly formed Delaware corporation (the
“Corporation”) and change our name to Alignment Healthcare, Inc (“AHI”). As a result of this Conversion, the Parent, a Delaware limited partnership, and the sole unitholder of the Company, will become the sole holder of shares of common stock of AHI. Immediately following the Conversion and prior to the effectiveness of a registration statement, the Parent plans merge with and into AHI, with AHI being the surviving entity (the “Company Merger”). Pursuant to the Company Merger, the partners of the Parent will receive all of the then-outstanding shares of common stock of AHI in exchange for their units in the Parent.
The unaudited pro forma basic and diluted net loss per share attributable to common stockholders for the year ended December 31, 2020 has been prepared to give effect to the exchange of all of the vested partners’ units in the Parent and stock appreciation rights awards into shares of common stock of AHI upon the Conversion as if the Conversion had occurred on December 31, 2020.
At inception, the we elected to be taxed as a corporation and therefore, there is no impact to our position or tax provision on a pro forma basis.
Unaudited pro forma basic and diluted net loss per share attributed to common stockholders is calculated as follows:

Year Ended December 31, 2020
(in thousands except for share and per share data) (Unaudited)
Numerator:
Pro forma net loss attributable to common stockholders	$(22,926)
Denominator:
Total weighted-average common shares outstanding—basic and diluted	—
Pro forma adjustment to reflect the assumed exchange of Outstanding Units upon the Conversion	152,132,299

Pro forma total weighted-average common shares outstanding—basic and diluted	152,132,299
Net loss per share:
Pro forma net loss per share attributable to common stockholders—basic and diluted	$(0.15)

Emerging Growth Company Status
Emerging Growth Company Status
We are an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. We elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it (i) is no longer an emerging growth company or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, these condensed consolidated financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates.
As described in “Recent Accounting Pronouncements Adopted” and “Recent Accounting Pronouncements Not Yet Adopted” below, we early adopted certain accounting standards, as the JOBS Act does not preclude an emerging growth company from adopting a new or revised accounting standard earlier than the time that such standard applies to private companies. We expect to use the extended transition period for any other new or revised accounting standards during the period in which we remain an emerging growth company.

Emerging Growth Company Status
We are an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. We elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it (i) is no longer an emerging growth company or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, these consolidated financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates.
As described in “Recent Accounting Pronouncements Adopted” and “Recent Accounting Pronouncements Not Yet Adopted” below, we early adopted certain accounting standards, as the JOBS Act does not preclude an emerging growth company from adopting a new or revised accounting standard earlier than the time that such standard applies to private companies. We expect to use the extended transition period for any other new or revised accounting standards during the period in which it remains an emerging growth company.

Recent Accounting Pronouncements Adopted
Recent Accounting Pronouncements Adopted
On January 1, 2021, we early adopted Accounting Standards Update (“ASU”)
No. 2017-04,
Simplifying the Test for Goodwill Impairment
. This ASU eliminates the requirement to calculate the implied fair value of goodwill to measure a goodwill impairment charge. A goodwill impairment charge would be recognized if the carrying amount of a reporting unit exceeds the estimated fair value of the reporting unit. This guidance did not have a material impact to our condensed consolidated financial statements.
On January 1, 2021, we adopted ASU
No. 2018-17,
Targeted Improvements to Related Party Guidance for Variable Interest Entities
, which provides clarification on determining whether a decision-making fee is a variable interest. This ASU requires reporting entities to consider indirect interests held through related parties under common control on a proportional basis rather than as the equivalent of a direct interest in its entirety. This guidance did not have a material impact to our condensed consolidated financial statements.
On January 1, 2021, we adopted ASU
No. 2018-15,
Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract
, which aligns the requirements for capitalization implementation costs incurred in a hosting arrangement that is a service contract with the requirement for capitalizing implementation costs incurred to develop or obtain internal-use
software. Capitalized implementation costs related to a hosting arrangement that is a service contract will be amortized over the term of the hosting arrangement. New disclosures are required. This guidance did not have a material impact to our condensed consolidated financial statements.

Recent Accounting Pronouncements Adopted
On January 1, 2020, we adopted ASU
No. 2018-13,
Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement
, which amends fair
value disclosure requirements. This ASU removes disclosure requirements on the transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for timing of transfers between levels, and the valuation processes for Level 3 fair value measurements. It also clarifies the measurement uncertainty disclosure and adds disclosure requirements for Level 3 unrealized gains and losses and significant unobservable inputs used to develop Level 3 fair value measurements. This guidance did not have a material impact to our consolidated financial statements.
On January 1, 2020, we early adopted ASU
No. 2016-13,
Financial Instruments—Credit Losses
(Topic 326): Measurement of Credit Losses on Financial Instruments
. This ASU requires the use of the current expected credit loss impairment model to develop an estimate of expected credit losses for certain financial assets. Expected credit losses on available-for-sale
debt securities will be required to be recognized through an allowance for credit losses and revises certain disclosure requirements. There was no impact on our accumulated deficit balance as a result of the adoption.
On January 1, 2020, we early adopted ASU
No. 2016-02,
Leases (Topic 842)
using the modified retrospective method
.
This ASU requires leases to be classified as either operating or finance. Operating leases will result in straight-line expense (similar to current operating leases) while finance leases will result in a front-loaded expense pattern (similar to current capital leases). As a result of the adoption of the new standard, we recorded an initial lease liability and right-of-use
asset of $15,682 and $11,129, respectively. The difference between the initial lease liability and the right-of-use
asset is primarily due to deferred rent.
On January 1, 2019, we adopted Accounting Standards Update (“ASU”)
No. 2016-18,
Statement of Cash Flows (Topic 230): Restricted Cash (a consensus of the FASB Emerging Issues Task Force
). This ASU clarifies how restricted cash should be presented in the cash flow statement. There was no impact to the consolidated financial statements upon adoption as we do not have restricted cash or restricted cash equivalents. We presented the restricted cash balances as of December 31, 2020 along with the cash balance in the statement of cash flows and provided the disclosure for the total cash and restricted cash presented.
On January 1, 2019, we adopted ASU
No. 2014-09,
Revenue from Contracts with Customers (Topic 606)
, as amended, on when and how revenue is recognized based on a modified retrospective method. The core principle is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services and requires additional disclosures about the nature, amount, timing, and uncertainty of revenue and cash flows arising from customer contracts. There were no material changes to our revenue recognition practices from the adoption of this standard.

Recent Accounting Pronouncements Not Yet Adopted
Recent Accounting Pronouncements Not Yet Adopted
In October 2018, the Financial Accounting Standards Board (“FASB”) issued ASU
No. 2018-17,
Targeted Improvements to Related Party Guidance for Variable Interest Entities
, which provides clarification on determining whether a decision-making fee is a variable interest. This ASU requires reporting entities to consider indirect interests held through related parties under common control on a proportional basis rather than as the equivalent of a direct interest in its entirety. This guidance is effective for us on January 1, 2021. We are currently evaluating the impact of the guidance on our consolidated financial statements.
In August 2018, the FASB issued ASU
No. 2018-15,
Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract
, which aligns the requirements for capitalization implementation costs incurred in a hosting arrangement that is a service contract with the requirement for capitalizing implementation costs incurred to develop or obtain internal-use
software. Capitalized implementation costs related to a hosting arrangement that is a service contract will be amortized over the term of the hosting arrangement. New disclosures will also be required. This guidance is effective for us on January 1, 2021. We are currently evaluating the impact of the guidance on our consolidated financial statements.
In January 2017, the FASB issued ASU
No. 2017-04,
Simplifying the Test for Goodwill Impairment
. This ASU eliminates the requirement to calculate the implied fair value of goodwill to measure a goodwill impairment charge. A goodwill impairment charge would be recognized if the carrying amount of a reporting unit exceeds the estimated fair value of the reporting unit. This guidance is effective for us on January 1, 2023. We are currently evaluating the impact of the guidance on our consolidated financial statements.